UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31,2002
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	January 28, 2003



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 47

Form 13F Information Table Value Total : $178,806





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1920    48000 SH       SOLE                    48000
Advent Software                COM              007974108     6499   476800 SH       SOLE                   476800
Affymetrix                     COM              00826T108    11912   520400 SH       SOLE                   520400
Agile Software Corp.           COM              00846x105     7867  1016442 SH       SOLE                  1016442
ArthroCare Corp.               COM              043136100     4944   501900 SH       SOLE                   501900
BEA Systems, Inc               COM              073325102     6066   528900 SH       SOLE                   528900
BP Amoco PLC                   COM              055622104      775    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108     1091       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1386      572 SH       SOLE                      572
Brocade Comm.                  COM              111621108     2035   491500 SH       SOLE                   491500
CNET Networks Inc.             COM              12613R104     3502  1292400 SH       SOLE                  1292400
Ciena Corp                     COM              171779101     2853   555143 SH       SOLE                   555143
Concord EFS                    COM              206197105     2463   156500 SH       SOLE                   156500
Electronic Arts                COM              285512109     7154   143736 SH       SOLE                   143736
Exelixis Inc                   COM              30161Q104     2729   341100 SH       SOLE                   341100
General Electric               COM              369604103     1364    56016 SH       SOLE                    56016
General Mills                  COM              370334104      626    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      187    10000 SH       SOLE                    10000
IBM                            COM              459200101     1830    23616 SH       SOLE                    23616
Intel Corp.                    COM              458140100     1610   103392 SH       SOLE                   103392
Intuit                         COM              461202103     7892   168200 SH       SOLE                   168200
JDS uniphase corp.             COM              46612J101     3156  1277900 SH       SOLE                  1277900
Johnson & Johnson              COM              478160104      866    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     6580   967700 SH       SOLE                   967700
Linear Technology              COM              535678106     9182   357002 SH       SOLE                   357002
Magma Design Automation        COM              559181102     4591   479250 SH       SOLE                   479250
Maxim Intgrtd. Prod.           COM              57772K101     5343   161700 SH       SOLE                   161700
Millennium Pharm.              COM              599902103     3495   440200 SH       SOLE                   440200
Minnesota Mining               COM              604059105      247     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     6539   397000 SH       SOLE                   397000
Nektar Therapeutics            COM              640268108     4250   526000 SH       SOLE                   526000
PMC-Sierra Inc                 COM              69344F106     2350   422600 SH       SOLE                   422600
Pfizer, Inc.                   COM              717081103     1908    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     7189   718900 SH       SOLE                   718900
Rouse Co.                      COM              779273101      333    10500 SH       SOLE                    10500
Schering-Plough                COM              806605101     1403    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      337     8000 SH       SOLE                     8000
SeeBeyond Technology           COM              815704101     2333   960200 SH       SOLE                   960200
Siebel                         COM              826170102     6717   907700 SH       SOLE                   907700
Target CP                      COM              239753106     1213    40440 SH       SOLE                    40440
Tularik, Inc.                  COM              899165104     2491   333850 SH       SOLE                   333850
Vertex Pharm.                  COM              92532F100     6472   408320 SH       SOLE                   408320
Vignette Corp.                 COM              926734104     2519  2052800 SH       SOLE                  2052800
Vitesse Semi.                  COM              928497106     4711  2156100 SH       SOLE                  2156100
Webmethods                     COM              94768c108     4648   565500 SH       SOLE                   565500
Yahoo                          COM              984332106    11988   733200 SH       SOLE                   733200
i2 Technologies, Inc           COM              465754109     1241  1078700 SH       SOLE                  1078700